EARNINGS/(LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2021
EARNINGS/(LOSS) PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Schedule of Basic and Diluted Loss Earnings Per Share

	Six months ended June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Profit/(loss):
Profit/(loss) attributable to ordinary equity holders of the Company	2,741	(26,741)	(4,141)

Number of Shares:
Weighted average number of common shares for basic and diluted earnings/(loss) per share:
Basic and diluted	24,910,916	37,488,634	37,488,634

Earnings/(loss) per share:
Basic and diluted	0.11	(0.71)	(0.11)